Principal Accounting Policies (Cost of revenues) (Details) In Thousands, unless otherwise specified	4 Months Ended	12 Months Ended					8 Months Ended	12 Months Ended	8 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Variable interest entities ("VIEs") [Member]	Aug. 31, 2012 Variable interest entities ("VIEs") [Member] Minimum [Member]	Dec. 31, 2012 Variable interest entities ("VIEs") [Member] Minimum [Member]	Aug. 31, 2012 Variable interest entities ("VIEs") [Member] Maximum [Member]	Dec. 31, 2012 Variable interest entities ("VIEs") [Member] Maximum [Member]
Taxation [Line Items]
Tax rate of business tax, surcharges and cultural development fees in advertising revenues earned from external customers							8.50%		8.60%
Tax rate of business tax and surcharges in paid service revenues earned from external customers								3.40%		5.60%
Tax rate of business tax and surcharges in technical service fees paid to Fenghuang On-line						5.60%
Tax rate of value added tax	6.00%
Sales taxes and surcharges		$ 11,577	72,126	59,547	28,301